Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017		Mar. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 19,488	$ 19,795	[1]	$ 18,427
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	66	54
Current	9,369	9,606
Total	9,499	9,725		9,832
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,435	9,660
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	64	65
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	37	35
Current	6,354	6,671
Total	6,411	6,731
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,391	6,706
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	20	25
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	11
Current	267	261
Total	295	272
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	285	272
Retail [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	8
Current	2,008	1,851
Total	2,049	1,899
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,015	1,859
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	34	40
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Current	740	823
Total	744	823
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	744	823
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	49	37
Retail [Member] | 30-59 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32	26
Retail [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	3
Retail [Member] | 30-59 Days Past Due | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	8
Retail [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Retail [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	13
Retail [Member] | 60-90 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	9
Retail [Member] | 60-90 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	4
Retail [Member] | 60-90 Days Past Due | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1
Retail [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	4
Retail [Member] | Greater Than 90 Days | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	4
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	67	43
Current	9,764	9,908
Total	9,883	10,001		$ 8,500
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,831	9,951
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	52	50
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,590	3,651
Total	3,626	3,692
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,590	3,651
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	36	41
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	58	39
Current	4,987	5,061
Total	5,061	5,109
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,045	5,100
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	16	9
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	584	613
Total	584	613
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	584	613
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	4
Current	603	583
Total	612	587
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	612	587
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	49	27
Wholesale [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	41	23
Wholesale [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	4
Wholesale [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	16	12
Wholesale [Member] | 60-90 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15	12
Wholesale [Member] | 60-90 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	4
Wholesale [Member] | Greater Than 90 Days | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2	$ 4

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).